Intangible assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets cost, beginning	$ 687,314,430	$ 687,314,430
Transfers	770,478
Intangible assets cost, ending	688,084,908	687,314,430
Intangible assets amortization, beginning	646,907,680	641,605,819
Depreciation for the year	2,276,917	3,540,349
Disposals and (Impairment reversal) / Impairment, net	(1,572,758)	1,761,512
Intangible assets amortization, ending	647,611,839	646,907,680
Intangible assets net book value	40,406,750	40,473,069
Service Concession Right [Member]
IfrsStatementLineItems [Line Items]
Intangible assets cost, beginning	434,217,802	434,217,802
Transfers
Intangible assets cost, ending	434,217,802	434,217,802
Intangible assets amortization, beginning	433,714,910	431,954,788
Depreciation for the year	502,892	1,760,122
Disposals and (Impairment reversal) / Impairment, net
Intangible assets amortization, ending	434,217,802	433,714,910
Intangible assets net book value	502,892
Transmission Lines [Member]
IfrsStatementLineItems [Line Items]
Intangible assets cost, beginning	35,475,491	35,475,491
Transfers	770,478
Intangible assets cost, ending	36,245,969	35,475,491
Intangible assets amortization, beginning	11,832,539	9,855,615
Depreciation for the year	1,774,025	1,780,227
Disposals and (Impairment reversal) / Impairment, net	248,322	196,697
Intangible assets amortization, ending	13,854,886	11,832,539
Intangible assets net book value	23,642,952	22,391,083
Supply Agreements [Member]
IfrsStatementLineItems [Line Items]
Intangible assets cost, beginning	217,621,137	217,621,137
Transfers
Intangible assets cost, ending	217,621,137	217,621,137
Intangible assets amortization, beginning	201,360,231	199,795,416
Depreciation for the year
Disposals and (Impairment reversal) / Impairment, net	(1,821,080)	1,564,815
Intangible assets amortization, ending	199,539,151	201,360,231
Intangible assets net book value	$ 16,260,906	$ 18,081,986